Taxes payable (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Taxes payable
VAT payable	¥ 955,497	¥ 1,159,562
Income tax payable	227,880	288,106
Others	870,041	597,201
Total	¥ 2,053,418	¥ 2,044,869